Gain on Sale of a Business - Schedule of Net Assets Derecognized (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	$ 10,596	$ 8,713
Total Assets	17,841	15,028
Lease liabilities	(345)	(426)
Total Liabilities	(7,881)	$ (6,995)
Discontinued Operations - Tampines, Singapore Facility
Disclosure of analysis of single amount of discontinued operations [line items]
Property, plant and equipment	83
Inventories	43
Total Assets	126
Lease liabilities	(47)
Other current and non-current liabilities	(88)
Total Liabilities	(135)
Net Liabilities	$ (9)